Derivative Financial Instruments and Hedge Accounting - Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counter Party (Detail) - Trading [member] - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,060,475,893	¥ 1,040,509,649
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,895,632	2,285,271
Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,452,017	1,048,927
Credit derivatives [member] | Protection purchased [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,444,017	1,037,427
Credit derivatives [member] | Protection purchased [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,000	11,500
Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,443,615	1,236,344
Credit derivatives [member] | Protection sold [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,443,615	1,234,344
Credit derivatives [member] | Protection sold [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 0	¥ 2,000